Share-Based Compensation Plans	12 Months Ended
Sep. 27, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-Based Compensation Plans

16. SHARE-BASED COMPENSATION PLANS

The following table presents the effects of stock-based compensation expense related to stock-based awards to employees and non-employees in the Company’s consolidated statements of operations during the periods presented (in thousands):

	Fiscal Years
	2013	2012	2011
Cost of revenue	$1,068	$704	$308
Research and development	1,739	967	219
Selling, general and administrative	3,649	1,989	753

Total	$6,456	$3,660	$1,280

The Company has three equity incentive plans: the Amended and Restated 2009 Stock Incentive Plan (2009 Plan), the 2012 Omnibus Incentive Plan (2012 Plan) and the 2012 Employee Stock Purchase Plan (ESPP).

Upon the closing of the IPO, all shares that were reserved under the 2009 Plan but not awarded were assumed by the 2012 Plan. No additional awards will be made under the 2009 Plan. Under the 2012 Plan, the Company has the ability to issue incentive stock options (ISOs), nonstatutory stock options (NSOs), stock appreciation rights, restricted stock, restricted stock units (RSUs), performance units, performance shares and other equity-based awards to employees, directors and outside consultants. The ISOs and NSOs must be granted at a price per share not less than the fair value of our common stock on the date of grant. Options granted to date generally vest over a four-year period with 25% vesting at the end of one year and the remaining vest monthly thereafter. Options granted generally are exercisable up to 10 years. In fiscal year 2012, the Company began granting RSUs, which generally vest annually over one, four or five years. As of September 27, 2013, the Company had 9.2 million shares available for future grants under the 2012 Plan.

A summary of stock option activity for fiscal year 2013 is as follows (in thousands, except per share amounts):

	Number of Shares	Weighted-Average Exercise Price per Share	Weighted-Average Remaining Contractual Term (in Years)	Aggregate Intrinsic Value
Options outstanding—September 28, 2012	1,861	$1.23	7.1	$21,352

Exercised	(614)
Canceled or expired	(406)

Options outstanding—September 27, 2013	841	$1.6	6.2	$13,131

Options vested and expected to vest—September 27, 2013	816	$1.6	6.2	$12,737

Options exercisable—September 27, 2013	646	$1.5	6.1	$10,140

A summary of stock options outstanding as of September 27, 2013 is as follows (in thousands, except per share amounts):

Exercise Prices	Number of Shares Outstanding	Weighted Average Contractual Term	Number of Shares Exercisable
$ 0.64	354	5.8	307
2.00	471	6.4	327
11.08	16	7.7	12

	841	6.2	646

Aggregate intrinsic value represents the difference between the Company’s closing stock price on September 27, 2013 and the exercise price of outstanding, in-the-money options. The total intrinsic value of options exercised was $8.4 million for fiscal year 2013. As of September 27, 2013, total unrecognized compensation cost, adjusted for estimated forfeitures, related to nonvested stock options was $175,000, which is expected to be recognized over the next 0.9 years.

No options were granted in fiscal years 2013 and 2012. The weighted-average assumptions used for calculating the fair value of stock options granted during fiscal year 2011 is as follows:

Risk-free interest rate	1.9%
Expected term (years)	5.8
Expected volatility	52.7%
Expected dividends	—%

A summary of restricted stock awards and units activity for fiscal year 2013 is as follows (in thousands):

	Number of Shares	Weighted-Average Remaining Contractual Term in Years	Aggregate Intrinsic Value
Issued and unvested—September 28, 2012	582	2.3	$7,391
Granted	863
Released	(248)
Canceled or expired	(68)

Issued and unvested shares—September 27, 2013	1,129	2.9	$18,148

Shares expected to vest	1,018	2.9	$16,362

As of September 27, 2013, total unrecognized compensation cost, adjusted for estimated forfeitures, related to RSUs and restricted stock was approximately $12.5 million, which is expected to be recognized over the next 2.9 years.

Concurrently with the IPO in March 2012, the ESPP became effective. The ESPP allows eligible employees to purchase shares of the Company’s common stock at a discount through payroll deductions of up to 15% of their eligible compensation, subject to any plan limitations. In administering the ESPP, the board of directors has limited discretion to set the length of the offering periods thereunder. The board of directors has provided for an initial offering period of eight months following the IPO, followed by six-month offering periods thereafter. As of September 27, 2013, total unrecognized compensation cost related to the ESPP was approximately $0.1 million, which is expected to be recognized through the first quarter of fiscal year 2014. In fiscal years 2013 and 2012, 131,000 and zero, respectively, of shares of common stock were issued under the ESPP.

The financial impact of any modifications to share-based awards during the periods presented was immaterial.

For the purpose of determining the exercise prices of the Company’s share-based awards prior to the IPO, fair value of the Company’s common stock was contemporaneously estimated by its board of directors as of each grant date, with input from management. Since the IPO, the Company’s quoted market price represents the fair value of the common stock.

Certain of the share-based awards granted and outstanding as of September 27, 2013 are subject to accelerated vesting upon a sale of the Company or similar changes in control.

The 2012 Plan contains an “evergreen” provision, pursuant to which the number of shares of common stock available for issuance under the 2012 Plan can be increased on the first day of each fiscal year equal to the lesser of (a) 4.0% of outstanding common stock on a fully diluted basis as of the end of the immediately preceding fiscal year, (b) 1.9 million shares of common stock, and (c) a lesser amount determined by the board of directors; provided, however, that any shares from any increases in previous years that are not actually issued will continue to be available for issuance under the 2012 Plan. The ESPP also contains an “evergreen” provision, pursuant to which the number of shares of common stock available for issuance under the ESPP can be increased on the first day of each fiscal year equal to the lesser of (a) 1.25% of outstanding common stock on a fully diluted basis as of the end of the immediately preceding fiscal year, (b) 550,000 shares of common stock, and (c) a lesser amount determined by the board of directors; provided, however, that any shares from any increases in previous years that are not actually issued will continue to be available for issuance under the ESPP. In fiscal year 2013, pursuant to the evergreen provisions, the number of shares of common stock available for issuance under the 2012 Plan and the ESPP were increased by 1.9 million shares and 550,000 shares, respectively.